Vessels, net, Change in Scrap Rate Estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 20, 2023
Change in Scrap Rate Estimate [Abstract]
Estimated scrap rate per light-weight ton	$ 400			$ 250
Term in which historical scrap rates increased	10 years
Net loss	$ (17,862,000)	$ (1,977,000)	$ (326,000)
Loss per share, basic (in dollars per share)	$ (2.64)	$ (2.02)	$ (17.18)
Loss per share, diluted (in dollars per share)	$ (2.64)	$ (3.83)	$ (17.18)
Salvage Value [Member]
Change in Scrap Rate Estimate [Abstract]
Depreciation	$ (1,538,000)	$ (917,000)
Net loss	$ 1,538,000	$ 917,000
Loss per share, basic (in dollars per share)	$ 0.21	$ 0.28
Loss per share, diluted (in dollars per share)	$ 0.21	$ 0.27